Related Party Information - Schedule of Compensation to Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation to Key Management Personnel [Line Items]
Short-term employee benefits	$ 2,361	$ 1,798
Key management bonuses		2,616
Non-executive director fees (Namib Minerals)	353
Non-executive director fees (BMC Zim)	218	288
Share based payments (see Note 34)	236	2,834
Post-employment benefits	14	14
Key management compensation	$ 3,182	$ 7,550